LOSSES PER SHARE (Schedule of Computation of Basic and Diluted Losses Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss for basic and diluted loss per share	$ (33,694)	$ (34,203)	$ (29,698)
Denominator:
Weighted average number of ordinary shares used in computing basic net loss per share	86,555,628	84,203,971	79,591,187
Weighted average number of ordinary shares used in computing diluted net loss per share	86,555,628	84,203,971	79,591,187
Basic loss per ordinary share	$ (0.39)	$ (0.41)	$ (0.37)
Diluted net loss per share	$ (0.39)	$ (0.41)	$ (0.37)